American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2023

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 3.5%
CAE, Inc.(1)	133,176	3,011,364
Curtiss-Wright Corp.	39,258	6,919,615
HEICO Corp.	34,942	5,976,480
		15,907,459
Automobile Components — 1.7%
Aptiv PLC(1)	68,231	7,654,836
Beverages — 1.5%
Celsius Holdings, Inc.(1)	75,411	7,008,698
Biotechnology — 6.2%
Cytokinetics, Inc.(1)	169,798	5,975,192
IVERIC bio, Inc.(1)	282,619	6,876,120
Neurocrine Biosciences, Inc.(1)	53,776	5,443,207
Sarepta Therapeutics, Inc.(1)	71,087	9,797,921
		28,092,440
Broadline Retail — 0.4%
Etsy, Inc.(1)	15,729	1,751,110
Building Products — 1.9%
Trane Technologies PLC	46,471	8,549,735
Capital Markets — 4.3%
Ares Management Corp., Class A	79,428	6,627,472
LPL Financial Holdings, Inc.	20,557	4,160,737
MSCI, Inc.	15,131	8,468,669
		19,256,878
Chemicals — 2.6%
Albemarle Corp.	6,573	1,452,896
Avient Corp.	111,442	4,586,952
Element Solutions, Inc.	292,906	5,656,015
		11,695,863
Commercial Services and Supplies — 1.6%
Republic Services, Inc.	53,519	7,236,839
Communications Equipment — 2.4%
Arista Networks, Inc.(1)	65,450	10,986,437
Containers and Packaging — 1.3%
Avery Dennison Corp.	32,413	5,799,658
Electrical Equipment — 4.0%
AMETEK, Inc.	53,645	7,796,228
Eaton Corp. PLC	16,249	2,784,103
Plug Power, Inc.(1)(2)	64,868	760,253
Regal Rexnord Corp.	46,385	6,527,761
		17,868,345
Electronic Equipment, Instruments and Components — 3.6%
Cognex Corp.	109,561	5,428,748
Keysight Technologies, Inc.(1)	67,490	10,898,285
		16,327,033
Entertainment — 1.8%
Spotify Technology SA(1)	43,828	5,856,298
Take-Two Interactive Software, Inc.(1)	18,511	2,208,362
		8,064,660

Food Products — 3.2%
Hershey Co.	57,692	14,677,422
Ground Transportation — 1.3%
Norfolk Southern Corp.	27,234	5,773,608
Health Care Equipment and Supplies — 3.2%
DexCom, Inc.(1)	90,460	10,509,643
IDEXX Laboratories, Inc.(1)	8,189	4,095,155
		14,604,798
Health Care Providers and Services — 1.1%
R1 RCM, Inc.(1)	333,623	5,004,345
Hotels, Restaurants and Leisure — 7.3%
Airbnb, Inc., Class A(1)	79,731	9,918,537
Chipotle Mexican Grill, Inc.(1)	5,108	8,725,945
Hilton Worldwide Holdings, Inc.	101,775	14,337,044
		32,981,526
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc.	70,968	4,233,241
Interactive Media and Services — 0.8%
Match Group, Inc.(1)	88,920	3,413,639
IT Services — 2.6%
Cloudflare, Inc., Class A(1)	96,619	5,957,528
EPAM Systems, Inc.(1)	19,747	5,904,353
		11,861,881
Life Sciences Tools and Services — 7.2%
Agilent Technologies, Inc.	53,675	7,425,399
Avantor, Inc.(1)	242,734	5,131,397
Bio-Techne Corp.	68,384	5,073,409
IQVIA Holdings, Inc.(1)	53,266	10,594,075
Mettler-Toledo International, Inc.(1)	2,881	4,408,535
		32,632,815
Machinery — 2.1%
Graco, Inc.	61,714	4,505,739
Parker-Hannifin Corp.	14,253	4,790,576
		9,296,315
Media — 1.6%
Trade Desk, Inc., Class A(1)	115,841	7,055,875
Metals and Mining — 0.2%
Capstone Copper Corp.(1)	208,260	939,982
Oil, Gas and Consumable Fuels — 3.2%
Excelerate Energy, Inc., Class A	79,179	1,753,023
Hess Corp.	95,092	12,584,475
		14,337,498
Pharmaceuticals — 1.5%
Catalent, Inc.(1)	102,697	6,748,220
Professional Services — 2.9%
Jacobs Solutions, Inc.	61,716	7,252,247
Verisk Analytics, Inc.	30,366	5,826,021
		13,078,268
Semiconductors and Semiconductor Equipment — 5.8%
Enphase Energy, Inc.(1)	23,477	4,936,743
Marvell Technology, Inc.	113,920	4,932,736
Monolithic Power Systems, Inc.	13,820	6,917,463
Teradyne, Inc.	86,084	9,254,891
		26,041,833

Software — 13.0%
Cadence Design Systems, Inc.(1)	100,820	21,181,274
Datadog, Inc., Class A(1)	52,345	3,803,388
DocuSign, Inc.(1)	27,052	1,577,132
HubSpot, Inc.(1)	19,912	8,537,270
Manhattan Associates, Inc.(1)	69,412	10,748,448
Palo Alto Networks, Inc.(1)	63,321	12,647,736
		58,495,248
Specialty Retail — 1.8%
Burlington Stores, Inc.(1)	14,961	3,023,618
Chewy, Inc., Class A(1)(2)	64,760	2,420,729
Five Below, Inc.(1)	14,047	2,893,260
		8,337,607
Textiles, Apparel and Luxury Goods — 2.2%
lululemon athletica, Inc.(1)	20,909	7,614,849
On Holding AG, Class A(1)	70,979	2,202,478
		9,817,327
TOTAL COMMON STOCKS (Cost $356,496,563)		445,531,439
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,149	37,149
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,820,654	2,820,654
		2,857,803
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $1,786,741), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $1,724,039)		1,723,369
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $5,083,752), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $4,985,998)		4,984,000
		6,707,369
TOTAL SHORT-TERM INVESTMENTS (Cost $9,565,172)		9,565,172
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $366,061,735)		455,096,611
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,737,486)
TOTAL NET ASSETS — 100.0%		$451,359,125

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,522,300	CAD	3,444,730	Goldman Sachs & Co.	6/30/23	$(30,140)
USD	616,175	CAD	845,332	Goldman Sachs & Co.	6/30/23	(10,191)
USD	223,609	CAD	301,931	Goldman Sachs & Co.	6/30/23	(113)
USD	120,295	CAD	162,381	Goldman Sachs & Co.	6/30/23	(25)
						$(40,469)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,180,982. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,238,123, which includes securities collateral of $417,469.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$441,580,093	$3,951,346	—
Short-Term Investments	2,857,803	6,707,369	—
	$444,437,896	$10,658,715	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,469	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.